Equity Plans and Related Equity Activity - Summary of Assumptions for Stock Options and ESPP (Detail)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Employee Stock [Member] | Minimum [Member]
Summary of Assumptions for fair value of option award
Expected volatility	52.00%	60.00%	60.00%
Expected dividends
Expected term of options/ESPP (in years)	6 months	6 months	6 months
Risk-free interest rate	0.20%	0.10%	0.20%
Employee Stock [Member] | Maximum [Member]
Summary of Assumptions for fair value of option award
Expected volatility	70.00%	89.00%	85.00%
Expected dividends
Expected term of options/ESPP (in years)	2 years	2 years	2 years
Risk-free interest rate	0.30%	0.60%	1.10%
Option Grants [Member] | Minimum [Member]
Summary of Assumptions for fair value of option award
Expected volatility	62.00%	63.00%	62.00%
Expected dividends
Expected term of options/ESPP (in years)	3 years 9 months 18 days	3 years 9 months 18 days	3 years 3 months 18 days
Risk-free interest rate	0.60%	0.80%	1.00%
Option Grants [Member] | Maximum [Member]
Summary of Assumptions for fair value of option award
Expected volatility	63.00%	65.00%	66.00%
Expected dividends
Expected term of options/ESPP (in years)	4 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days
Risk-free interest rate	0.90%	2.00%	2.40%